Benefit Plans 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2013	Dec. 31, 2014
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	$ 13.3		$ 28.7		$ (7.6)
Transfers out of Level 3	[2]	(2.6)		(18.9)		(21.5)
Appalachian Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0	[3]	0.0	[3]	(3.6)
Transfers out of Level 3	[2]	0.1	[3]	1.2	[3]	0.0
Indiana Michigan Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0	[3]	0.0	[3]	(2.5)
Transfers out of Level 3	[2]	0.1	[3]	0.8	[3]	0.0
Ohio Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0		0.0		0.0
Transfers out of Level 3	[2]	0.0		0.0		0.0
Public Service Co Of Oklahoma [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0		0.0		0.0
Transfers out of Level 3	[2]	0.0		0.0		0.0
Southwestern Electric Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0		0.0		0.0
Transfers out of Level 3	[2]	0.0		0.0		$ 0.0
Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4,827.3		$ 4,767.6			$ 4,967.5
Year End Allocation
Total		100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 4,827.3		$ 4,767.6			4,967.5
Actual Return on Plan Assets
Balance as of December 31		$ 4,827.3		$ 4,767.6			4,967.5
Pension Plan [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments		12.60%		12.70%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 606.4		$ 603.2			642.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		606.4		603.2			642.3
Actual Return on Plan Assets
Balance as of December 31		$ 606.4		$ 603.2			642.3
Pension Plan [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments		12.10%		12.00%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 586.1		$ 570.0			591.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		586.1		570.0			591.7
Actual Return on Plan Assets
Balance as of December 31		$ 586.1		$ 570.0			591.7
Pension Plan [Member] | Ohio Power Co [Member]
Allocated Assets of Investments		9.80%		9.90%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 473.8		$ 472.1			498.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		473.8		472.1			498.5
Actual Return on Plan Assets
Balance as of December 31		$ 473.8		$ 472.1			498.5
Pension Plan [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments		5.50%		5.50%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 266.0		$ 262.1			275.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		266.0		262.1			275.5
Actual Return on Plan Assets
Balance as of December 31		$ 266.0		$ 262.1			275.5
Pension Plan [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments		6.00%		5.90%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 287.3		$ 280.6			290.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		287.3		280.6			290.2
Actual Return on Plan Assets
Balance as of December 31		287.3		280.6			290.2
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 1,545.9		$ 1,577.4			1,693.9
Year End Allocation
Total		100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 1,545.9		$ 1,577.4			1,693.9
Actual Return on Plan Assets
Balance as of December 31		$ 1,545.9		$ 1,577.4			1,693.9
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments		16.00%		16.30%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 246.9		$ 256.7			280.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		246.9		256.7			280.6
Actual Return on Plan Assets
Balance as of December 31		$ 246.9		$ 256.7			280.6
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments		12.10%		12.00%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 186.6		$ 189.0			202.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		186.6		189.0			202.4
Actual Return on Plan Assets
Balance as of December 31		$ 186.6		$ 189.0			202.4
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Allocated Assets of Investments		11.80%		12.10%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 182.6		$ 191.6			206.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		182.6		191.6			206.2
Actual Return on Plan Assets
Balance as of December 31		$ 182.6		$ 191.6			206.2
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments		5.60%		5.60%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 86.4		$ 88.3			96.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		86.4		88.3			96.0
Actual Return on Plan Assets
Balance as of December 31		$ 86.4		$ 88.3			96.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments		6.30%		6.20%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 96.8		$ 97.8			106.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		96.8		97.8			106.4
Actual Return on Plan Assets
Balance as of December 31		96.8		97.8			106.4
Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		365.0		279.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		365.0		279.2
Actual Return on Plan Assets
Balance as of December 31		365.0		279.2
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		318.9		338.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		318.9		338.3
Actual Return on Plan Assets
Balance as of December 31		318.9		338.3
Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		797.0		722.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		797.0		722.0
Actual Return on Plan Assets
Balance as of December 31		797.0		722.0
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		976.6		994.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		976.6		994.3
Actual Return on Plan Assets
Balance as of December 31		976.6		994.3
Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		2,941.7		3,091.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		2,941.7		3,091.9
Actual Return on Plan Assets
Balance as of December 31		2,941.7		3,091.9
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		250.4		244.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		250.4		244.8
Actual Return on Plan Assets
Balance as of December 31		250.4		244.8
Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		723.6		674.5			627.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		723.6		674.5			627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		24.9		(17.0)
Relating to Assets Sold During the Period		45.2		61.7
Purchases and Sales		(21.0)		2.5
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		723.6		674.5			627.3
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Equity Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 1,231.5		$ 1,123.4
Year End Allocation
Total		25.50%		23.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 1,231.5		$ 1,123.4
Actual Return on Plan Assets
Balance as of December 31		1,231.5		1,123.4
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 999.2		$ 996.6
Year End Allocation
Total		64.70%		63.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 999.2		$ 996.6
Actual Return on Plan Assets
Balance as of December 31		999.2		996.6
Equity Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		400.5		369.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		400.5		369.7
Actual Return on Plan Assets
Balance as of December 31		400.5		369.7
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		20.5		19.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		20.5		19.0
Actual Return on Plan Assets
Balance as of December 31		20.5		19.0
Equity Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		797.0		722.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		797.0		722.0
Actual Return on Plan Assets
Balance as of December 31		797.0		722.0
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		952.6		949.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		952.6		949.4
Actual Return on Plan Assets
Balance as of December 31		952.6		949.4
Equity Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		34.0		31.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		34.0		31.7
Actual Return on Plan Assets
Balance as of December 31		34.0		31.7
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		26.1		28.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		26.1		28.2
Actual Return on Plan Assets
Balance as of December 31		26.1		28.2
Equity Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 354.7		$ 315.7
Year End Allocation
Total		7.30%		6.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 354.7		$ 315.7
Actual Return on Plan Assets
Balance as of December 31		354.7		315.7
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 517.1		$ 465.1
Year End Allocation
Total		33.50%		29.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 517.1		$ 465.1
Actual Return on Plan Assets
Balance as of December 31		517.1		465.1
Domestic [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		354.7		315.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		354.7		315.7
Actual Return on Plan Assets
Balance as of December 31		354.7		315.7
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		517.1		465.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		517.1		465.1
Actual Return on Plan Assets
Balance as of December 31		517.1		465.1
Domestic [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 439.2		$ 402.3
Year End Allocation
Total		9.10%		8.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 439.2		$ 402.3
Actual Return on Plan Assets
Balance as of December 31		439.2		402.3
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 435.5		$ 484.3
Year End Allocation
Total		28.20%		30.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 435.5		$ 484.3
Actual Return on Plan Assets
Balance as of December 31		435.5		484.3
International [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		439.2		402.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		439.2		402.3
Actual Return on Plan Assets
Balance as of December 31		439.2		402.3
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		435.5		484.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		435.5		484.3
Actual Return on Plan Assets
Balance as of December 31		435.5		484.3
International [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 20.0		$ 15.6
Year End Allocation
Total		0.40%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 20.0		$ 15.6
Actual Return on Plan Assets
Balance as of December 31		20.0		15.6
Options [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 15.2		$ 15.6
Year End Allocation
Total		1.00%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 15.2		$ 15.6
Actual Return on Plan Assets
Balance as of December 31		15.2		15.6
Options [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		20.0		15.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		20.0		15.6
Actual Return on Plan Assets
Balance as of December 31		20.0		15.6
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		15.2		15.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		15.2		15.6
Actual Return on Plan Assets
Balance as of December 31		15.2		15.6
Options [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate Investment Trusts [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 3.1		$ 4.0
Year End Allocation
Total		0.10%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 3.1		$ 4.0
Actual Return on Plan Assets
Balance as of December 31		3.1		4.0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		3.1		4.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		3.1		4.0
Actual Return on Plan Assets
Balance as of December 31		3.1		4.0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trusts [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 414.5		$ 385.8
Year End Allocation
Total	[4]	8.60%		8.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	$ 414.5		$ 385.8
Actual Return on Plan Assets
Balance as of December 31	[4]	414.5		385.8
Common Collective Trusts [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	$ 31.4		$ 31.6
Year End Allocation
Total	[5]	2.00%		2.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	$ 31.4		$ 31.6
Actual Return on Plan Assets
Balance as of December 31	[5]	31.4		31.6
Common Collective Trusts [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	400.5		369.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	400.5		369.7
Actual Return on Plan Assets
Balance as of December 31	[4]	400.5		369.7
Common Collective Trusts [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	20.5		19.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	20.5		19.0
Actual Return on Plan Assets
Balance as of December 31	[5]	20.5		19.0
Common Collective Trusts [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Common Collective Trusts [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Common Collective Trusts [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	14.0		16.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	14.0		16.1
Actual Return on Plan Assets
Balance as of December 31	[4]	14.0		16.1
Common Collective Trusts [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	10.9		12.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	10.9		12.6
Actual Return on Plan Assets
Balance as of December 31	[5]	10.9		12.6
Common Collective Trusts [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Common Collective Trusts [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Fixed Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 2,825.6		$ 2,897.0
Year End Allocation
Total		58.50%		60.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 2,825.6		$ 2,897.0
Actual Return on Plan Assets
Balance as of December 31		2,825.6		2,897.0
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 307.5		$ 310.3
Year End Allocation
Total		19.90%		19.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 307.5		$ 310.3
Actual Return on Plan Assets
Balance as of December 31		307.5		310.3
Fixed Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		79.5		100.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		79.5		100.9
Actual Return on Plan Assets
Balance as of December 31		79.5		100.9
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		93.7		100.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		93.7		100.9
Actual Return on Plan Assets
Balance as of December 31		93.7		100.9
Fixed Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Fixed Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		2,746.1		2,796.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		2,746.1		2,796.0
Actual Return on Plan Assets
Balance as of December 31		2,746.1		2,796.0
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		213.8		209.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		213.8		209.4
Actual Return on Plan Assets
Balance as of December 31		213.8		209.4
Fixed Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.1
Actual Return on Plan Assets
Balance as of December 31		0.0		0.1
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 32.3		$ 34.2
Year End Allocation
Total	[4]	0.70%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	$ 32.3		$ 34.2
Actual Return on Plan Assets
Balance as of December 31	[4]	32.3		34.2
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	$ 93.7		$ 100.9
Year End Allocation
Total	[5]	6.00%		6.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	$ 93.7		$ 100.9
Actual Return on Plan Assets
Balance as of December 31	[5]	93.7		100.9
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	32.3		34.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	32.3		34.2
Actual Return on Plan Assets
Balance as of December 31	[4]	32.3		34.2
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	93.7		100.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	93.7		100.9
Actual Return on Plan Assets
Balance as of December 31	[5]	93.7		100.9
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
United States Government and Agency Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 441.0		$ 421.9
Year End Allocation
Total	[4]	9.10%		8.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	$ 441.0		$ 421.9
Actual Return on Plan Assets
Balance as of December 31	[4]	441.0		421.9
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 64.7		$ 58.4
Year End Allocation
Total		4.20%		3.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 64.7		$ 58.4
Actual Return on Plan Assets
Balance as of December 31		64.7		58.4
United States Government and Agency Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	17.7		24.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	17.7		24.1
Actual Return on Plan Assets
Balance as of December 31	[4]	17.7		24.1
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	423.3		397.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	423.3		397.8
Actual Return on Plan Assets
Balance as of December 31	[4]	423.3		397.8
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		64.7		58.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		64.7		58.4
Actual Return on Plan Assets
Balance as of December 31		64.7		58.4
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 1,942.2		$ 1,983.2
Year End Allocation
Total	[4]	40.20%		41.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	$ 1,942.2		$ 1,983.2
Actual Return on Plan Assets
Balance as of December 31	[4]	1,942.2		1,983.2
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 121.6		$ 117.7
Year End Allocation
Total		7.90%		7.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 121.6		$ 117.7
Actual Return on Plan Assets
Balance as of December 31		121.6		117.7
Corporate Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	10.0		19.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	10.0		19.0
Actual Return on Plan Assets
Balance as of December 31	[4]	10.0		19.0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	1,932.2		1,964.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	1,932.2		1,964.2
Actual Return on Plan Assets
Balance as of December 31	[4]	1,932.2		1,964.2
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		121.6		117.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		121.6		117.7
Actual Return on Plan Assets
Balance as of December 31		121.6		117.7
Corporate Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 385.8		$ 421.5
Year End Allocation
Total	[4]	8.00%		8.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	$ 385.8		$ 421.5
Actual Return on Plan Assets
Balance as of December 31	[4]	385.8		421.5
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 18.6		$ 20.7
Year End Allocation
Total		1.20%		1.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 18.6		$ 20.7
Actual Return on Plan Assets
Balance as of December 31		18.6		20.7
Foreign Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	12.1		16.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	12.1		16.0
Actual Return on Plan Assets
Balance as of December 31	[4]	12.1		16.0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	373.7		405.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	373.7		405.4
Actual Return on Plan Assets
Balance as of December 31	[4]	373.7		405.4
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		18.6		20.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		18.6		20.7
Actual Return on Plan Assets
Balance as of December 31		18.6		20.7
Foreign Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[4]	0.1	[4]		0.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0	[4]	0.1	[4]		0.1
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0		0.0
Relating to Assets Sold During the Period		0.0		0.0
Purchases and Sales		(0.1)		0.0
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		0.0	[4]	0.1	[4]		0.1
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 11.5		$ 12.8
Year End Allocation
Total		0.20%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 11.5		$ 12.8
Actual Return on Plan Assets
Balance as of December 31		11.5		12.8
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 3.0		$ 4.2
Year End Allocation
Total		0.20%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 3.0		$ 4.2
Actual Return on Plan Assets
Balance as of December 31		3.0		4.2
State and Local Government [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		11.5		12.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		11.5		12.8
Actual Return on Plan Assets
Balance as of December 31		11.5		12.8
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		3.0		4.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		3.0		4.2
Actual Return on Plan Assets
Balance as of December 31		3.0		4.2
State and Local Government [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 12.8		$ 23.4
Year End Allocation
Total	[4]	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	$ 12.8		$ 23.4
Actual Return on Plan Assets
Balance as of December 31	[4]	12.8		23.4
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 5.9		$ 8.4
Year End Allocation
Total		0.40%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 5.9		$ 8.4
Actual Return on Plan Assets
Balance as of December 31		5.9		8.4
Other - Asset Backed [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	7.4		7.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	7.4		7.6
Actual Return on Plan Assets
Balance as of December 31	[4]	7.4		7.6
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	5.4		15.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	5.4		15.8
Actual Return on Plan Assets
Balance as of December 31	[4]	5.4		15.8
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		5.9		8.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		5.9		8.4
Actual Return on Plan Assets
Balance as of December 31		5.9		8.4
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Infrastructure [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 57.6		$ 42.0
Year End Allocation
Total		1.20%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 57.6		$ 42.0
Actual Return on Plan Assets
Balance as of December 31		57.6		42.0
Infrastructure [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Infrastructure [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Infrastructure [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Infrastructure [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		57.6		42.0			12.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		57.6		42.0			12.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		5.9		(3.6)
Relating to Assets Sold During the Period		0.9		0.3
Purchases and Sales		8.8		32.8
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		57.6		42.0			12.5
Real Estate [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 254.9		$ 253.7
Year End Allocation
Total		5.30%		5.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 254.9		$ 253.7
Actual Return on Plan Assets
Balance as of December 31		254.9		253.7
Real Estate [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		254.9		253.7			235.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		254.9		253.7			235.8
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		5.3		12.5
Relating to Assets Sold During the Period		23.2		23.8
Purchases and Sales		(27.3)		(18.4)
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		254.9		253.7			235.8
Alternative Investments [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 411.1		$ 378.7
Year End Allocation
Total		8.50%		8.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 411.1		$ 378.7
Actual Return on Plan Assets
Balance as of December 31		411.1		378.7
Alternative Investments [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Alternative Investments [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Alternative Investments [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Alternative Investments [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		411.1		378.7			378.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		411.1		378.7			378.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		13.7		(25.9)
Relating to Assets Sold During the Period		21.1		37.6
Purchases and Sales		(2.4)		(11.9)
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		411.1		378.7			$ 378.9
Securities Lending [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 161.6		$ 263.0
Year End Allocation
Total		3.40%		5.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 161.6		$ 263.0
Actual Return on Plan Assets
Balance as of December 31		161.6		263.0
Securities Lending [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Securities Lending [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Securities Lending [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		161.6		263.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		161.6		263.0
Actual Return on Plan Assets
Balance as of December 31		161.6		263.0
Securities Lending [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Securities Lending Collateral [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	$ (163.3)		$ (264.7)
Year End Allocation
Total	[6]	(3.40%)		(5.50%)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	$ (163.3)		$ (264.7)
Actual Return on Plan Assets
Balance as of December 31	[6]	(163.3)		(264.7)
Securities Lending Collateral [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	(163.3)		(264.7)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	(163.3)		(264.7)
Actual Return on Plan Assets
Balance as of December 31	[6]	(163.3)		(264.7)
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[6]	0.0		0.0
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[6]	0.0		0.0
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[6]	0.0		0.0
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 207.5		$ 212.6
Year End Allocation
Total		13.40%		13.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 207.5		$ 212.6
Actual Return on Plan Assets
Balance as of December 31		207.5		212.6
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		207.5		212.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		207.5		212.6
Actual Return on Plan Assets
Balance as of December 31		207.5		212.6
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	$ 110.1		$ 28.3
Year End Allocation
Total	[5]	7.10%		1.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	$ 110.1		$ 28.3
Actual Return on Plan Assets
Balance as of December 31	[5]	110.1		28.3
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	110.1		28.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	110.1		28.3
Actual Return on Plan Assets
Balance as of December 31	[5]	110.1		28.3
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	$ 97.4		$ 184.3
Year End Allocation
Total	[5]	6.30%		11.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	$ 97.4		$ 184.3
Actual Return on Plan Assets
Balance as of December 31	[5]	97.4		184.3
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	97.4		184.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	97.4		184.3
Actual Return on Plan Assets
Balance as of December 31	[5]	97.4		184.3
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 29.7		$ 48.6
Year End Allocation
Total	[4]	0.60%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	$ 29.7		$ 48.6
Actual Return on Plan Assets
Balance as of December 31	[4]	29.7		48.6
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 34.5		$ 52.1
Year End Allocation
Total		2.20%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 34.5		$ 52.1
Actual Return on Plan Assets
Balance as of December 31		34.5		52.1
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	29.7		47.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	29.7		47.4
Actual Return on Plan Assets
Balance as of December 31	[4]	29.7		47.4
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		24.0		44.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		24.0		44.9
Actual Return on Plan Assets
Balance as of December 31		24.0		44.9
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		1.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		1.2
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		1.2
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		10.5		7.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		10.5		7.2
Actual Return on Plan Assets
Balance as of December 31		10.5		7.2
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[4]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[4]	0.0		0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	$ 18.6		$ 25.9
Year End Allocation
Total	[7]	0.40%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	$ 18.6		$ 25.9
Actual Return on Plan Assets
Balance as of December 31	[7]	18.6		25.9
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[8]	$ (2.8)		$ 5.8
Year End Allocation
Total	[8]	(0.20%)		0.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[8]	$ (2.8)		$ 5.8
Actual Return on Plan Assets
Balance as of December 31	[8]	(2.8)		5.8
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	18.6		25.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	18.6		25.9
Actual Return on Plan Assets
Balance as of December 31	[7]	18.6		25.9
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[8]	(2.8)		5.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[8]	(2.8)		5.8
Actual Return on Plan Assets
Balance as of December 31	[8]	(2.8)		5.8
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[7]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[8]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[8]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[8]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[7]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[8]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[8]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[8]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[7]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[8]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[8]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[8]	$ 0.0		$ 0.0

[1]	Represents existing assets or liabilities that were previously categorized as Level 2.
[2]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[3]	Includes both affiliated and nonaffiliated transactions.
[4]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.
[5]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.
[6]	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.
[7]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[8]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.